Lee W. Cassidy
                  Attorney at Law
                 215 Apolena Avenue
           Newport Beach, California 92662
                     ----------
             Email:  lwcassidy@aol.com



Telephone: 949/673-4510              Fax:  949/673-4525

                  January 19, 2018


United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


          Re: Hidden Forest Acquisition Corporation

Greetings:

     I attach for filing the Hidden Forest Acquisition Corporation registration statement on Form 10-12g. We are simultaneously filing additional identical registration statements on Forms 10-12g namely:

	Aspen Forest Acquisition Corporation
	Birch Forest Acquisition Corporation
	Dense Forest Acquisition Corporation
	Hickory Forest Acquisition Corporation
	Maple Forest Acquisition Corporation
	Snowy Forest Acquisition Corporation
	Walnut Forest Acquisition Corporation
	Willow Forest Acquisition Corporation


	                         Sincerely,



	                         /s/ Lee Cassidy
				  Cell phone:  202-415-3563